Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt

Note 10: Long‑Term Debt

Long‑term debt consists of the following as of December 31, 2019 and September 30, 2020:

	December 31, 2019	September 30, 2020
Bank credit facility:
Senior secured revolver	$233,750	$465,000
Term loan	—	124,583
Total long‑term debt	$233,750	$589,583

Bank Credit Facility — On December 19, 2017, the Company entered into its Credit Facility, which matures on December 18, 2022. Upon entry into the Credit Facility, the Company obtained a $500,000 senior secured revolving facility and refinanced all indebtedness outstanding under its prior facility. On September 2, 2020, the Company entered into the First Amendment to the Credit Facility, which provided a new term loan of $125,000 (the “Term Loan”) with a maturity of December 18, 2022 and included certain other amendments, including the addition of a mandatory prepayment provision requiring the Company to prepay borrowings under the Credit Facility in an aggregate amount equal to the net proceeds from any underwritten public offering by the Company, which prepayment shall be applied, first, to the Term Loan and, second, to any borrowings outstanding under the revolving facility under the Credit Facility without reducing the revolving commitments thereof. The Company used borrowings under the Term Loan and under the revolving facility under the Credit Facility to pay the Special Dividend declared by the Company’s board of directors on August 28, 2020 (see Note 13). As of September 30, 2020, Term Loan borrowings are net of $417 in unamortized debt issuance costs.

In addition to the revolving line of credit, the Credit Facility also provides up to $50,000 of letters of credit and other incremental borrowings subject to availability, including a $50,000 multi‑currency swing‑line sub‑facility and a $100,000 incremental “accordion” sub‑facility. The Company had $546 and $150 of letters of credit and surety bonds outstanding as of December 31, 2019 and September 30, 2020, respectively. As of  December 31, 2019 and September 30, 2020, the Company had $265,704 and $34,850, respectively, available under the Credit Facility.

Under the Credit Facility, the Company may make either Euro currency or non‑Euro currency interest rate elections. Interest on the Euro currency borrowings is at the one‑month London Interbank Offered Rate (“LIBOR”) plus a spread ranging from 100 basis points (“bps”) to 225 bps as determined by the Company’s net leverage ratio. Under the non‑Euro currency elections, Credit Facility borrowings bear a base interest rate of the greater of (i) the prime rate, (ii) the overnight bank funding effective rate plus 50 bps, or (iii) LIBOR plus 100 bps, plus a spread ranging from 0 bps to 125 bps as determined by the Company’s leverage ratio. In addition, a commitment fee for the unused Credit Facility ranges from 15 bps to 30 bps as determined by the Company’s net leverage ratio.

Borrowings under the Credit Facility are guaranteed by all of the Company’s first tier domestic subsidiaries and are secured by a first priority security interest in substantially all of the Company’s and the guarantors’ U.S. assets and 65% of the stock of their directly owned foreign subsidiaries. The Credit Facility contains both affirmative and negative covenants, including maximum leverage ratios. As of  December 31, 2019 and September 30, 2020, the Company was in compliance with all covenants in its debt agreements.

Interest rate risk associated with the Credit Facility is managed through an interest rate swap which the Company executed on March 31, 2020. The swap has an effective date of April 2, 2020 and a termination date of April 2, 2030. Under the terms of the swap, the Company fixed its LIBOR borrowing rate at 0.73% on a notional amount of $200,000. The interest rate swap is not designated as a hedging instrument for accounting purposes. The Company accounts for the swap as either an asset or a liability on the consolidated balance sheet and carries the derivative at fair value. Gains and losses from the change in fair value are recognized in Other income (expense), net, in the consolidated statements of operations. As of September 30, 2020, the Company recorded a swap related liability at  fair value of $3,365.

The weighted average interest rate under the Credit Facility was 3.63% and 1.92% for the nine months ended September 30, 2019 and 2020, respectively. There were no accrued interest or fees as of December 31, 2019. As of September 30, 2020, accrued interest and fees were $26. Interest expense was $6,905 and $4,351 for the nine months ended September 30, 2019 and 2020, respectively.

For the nine months ended September 30, 2020, the Company incurred $432 of debt issuance costs related to the Term Loan. In addition, interest expense includes amortization of deferred financing costs of $415 and $430 for the nine months ended September 30, 2019 and 2020, respectively.

Other — Interest expense related to other obligations was $157 and $40 for the nine months ended September 30, 2019 and 2020, respectively.

Note 9: Long‑Term Debt

Long‑term debt consists of the following at December 31, 2018 and 2019:

	As of December 31,
	2018	2019
Bank credit facility:
Senior secured revolver	$258,750	$233,750
Total long-term debt	$258,750	$233,750

Bank Credit Facility—On December 19, 2017, the Company entered into an amended and restated credit agreement (the “Credit Facility”), which matures on December 18, 2022. Upon entry into the Credit Facility, the Company obtained a $500,000 senior secured revolving facility and refinanced all indebtedness outstanding under its prior facility.

In addition to the revolving line of credit, the Credit Facility also provides up to $50,000 of letters of credit and other incremental borrowings subject to availability, including a $50,000 multi‑currency swing‑line sub‑facility and a $100,000 incremental “accordion” sub‑facility. The Company had $631 and $546 of letters of credit and surety bonds outstanding as of December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the Company had $240,619 and $265,704 available under the Credit Facility.

Under the Credit Facility, the Company may make either Euro currency or non‑Euro currency interest rate elections. Interest on the Euro currency borrowings is at the one‑month London Interbank Offered Rate (“LIBOR”) plus a spread ranging from 100 basis points (“bps”) to 225 bps as determined by the Company’s net leverage ratio. Under non‑Euro currency elections, Credit Facility borrowings bear a base interest rate of the greater of (i) the prime rate, (ii) the overnight bank funding effective rate plus 50 bps, or (iii) LIBOR plus 100 bps, plus a spread ranging from 0 bps to 125 bps as determined by the Company’s leverage ratio. In addition, a commitment fee for the unused Credit Facility ranges from 15 bps to 30 bps as determined by the Company’s net leverage ratio.

Borrowings under the Credit Facility are guaranteed by all of the Company’s first tier domestic subsidiaries and are secured by a first priority security interest in substantially all of the Company’s and the guarantors’ U.S. assets and 65% of the stock of their directly owned foreign subsidiaries. The Credit Facility contains both affirmative and negative covenants, including maximum leverage ratios. At December 31, 2018 and 2019, the Company was in compliance with all covenants in its debt agreements.

For the years ended December 31, 2018 and 2019, the weighted average interest rate under the Credit Facility was 3.28% and 3.47%, respectively. There was no accrued interest or fees as of December 31, 2019. As of December 31, 2018, accrued interest and fees was $31. Interest expense was $8,800 and $8,971 for the years ended December 31, 2018 and 2019, respectively.

In addition, interest expense includes amortization of deferred financing costs of $552 and $553 for the years ended December 31, 2018 and 2019.

Other—Interest expense related to other obligations was $255 and $207 for the years ended December 31, 2018 and 2019, respectively.